Senior loans payable - Summary of debt (Detail) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Long-term Debt	$ 401,128,508
2025 Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt	389,000,000	$ 0
Long-term Debt, Current	0	0
Long-term Debt, Non-current	388,906,059	0
2020 Revolving Facility [Member]
Debt Instrument [Line Items]
Long-term Debt	0	0
Amended May 2019 Loans [Member]
Debt Instrument [Line Items]
Long-term Debt, Current	0	(3,320,000)
Long-term Debt, Non-current	0	335,214,995
Amended May 2019 Loans [Member] | Term Loan A And Revolving Facility [Member]
Debt Instrument [Line Items]
Long-term Debt	0	87,824,000
Amended May 2019 Loans [Member] | Term Loan B [Member]
Debt Instrument [Line Items]
Long-term Debt	0	250,710,995
Wesley Chapel Loan [Member]
Debt Instrument [Line Items]
Long-term Debt	1,100,000
Long-term Debt, Current	(405,698)	(385,952)
Long-term Debt, Non-current	673,986	1,061,375
Wesley Chapel Loan [Member] | Term Loan A And Revolving Facility [Member]
Debt Instrument [Line Items]
Long-term Debt	$ 1,079,684	$ 1,447,327